Intangible Assets - Schedule of Other Concepts of Intangible Assets (Detail) - MXN ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	$ 5,882,376	$ 5,590,077
Accumulated depreciation and amortization [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	(2,391,283)	(2,169,311)
Rights of way [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	2,350,847	2,311,743
Licencse [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	3,791,955	3,586,553
Exploration expenses, evaluation of assets and concessoins [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	$ 2,130,857	$ 1,861,092